Convertible Loan (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	May 10, 2024	Nov. 03, 2023	Aug. 31, 2024	Jul. 31, 2024	Feb. 28, 2025	Aug. 31, 2024	Jul. 31, 2023
Unsecured Debt	$ 300,000
Debt Instrument, Term	2 years
Debt Instrument, Interest Rate During Period	8.00%		8.00%
Stock Issued During Period, Shares, Other					884,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5				$ 0.60
Prepayment fees	$ 75,000
Weighted average interest rate	75.00%
Derivative fair value of liability	$ 76,543
Fair value of prepayment debt
Debt issuance costs	$ 94,687
Debt instrument interest rate	46.00%						12.00%
Incurred interest						$ 4,411
Incurred accretion expense						$ 223,059
Warrant Liability [Member]
Stock Issued During Period, Shares, Other	1,000,000	26,250				26,250
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4
Number of shares convertible note				501,874